REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
REINSURANCE
Schedule of net life insurance in-force

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Millions)
Direct life insurance in-force	$728,670	$753,519	$755,263
Amounts assumed from other companies	32,813	18,799	19,826
Amounts ceded to other companies	(469,530)	(495,056)	(515,136)

Net life insurance in-force	$291,953	$277,262	$259,953

Percentage of amount assumed to net	11%	7%	8%

Schedule of effect of reinsurance on life insurance premiums written and earned

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Millions)
Direct premiums	$2,245	$2,153	$2,146
Reinsurance assumed	248	167	97
Reinsurance ceded	(1,278)	(1,284)	(1,318)

Net premiums(1)	$1,215	$1,036	$925

Percentage of amount assumed to net	20%	16%	11%
(1)
Includes annuity policy fees of $74.9 million, $43.4 million, and $34.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Schedule of receivables attributable to more significant reinsurance partners

	As of December 31,
	2011		2010
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Security Life of Denver Insurance Co.	$626.4	A	$609.1	A
Swiss Re Life & Health America, Inc.	624.4	A+	612.3	A
Lincoln National Life Insurance Co.	479.4	A+	460.7	A+
Transamerica Life Insurance Co.	392.9	A+	428.0	A+
American United Life Insurance Co.	325.1	A+	324.5	A
Employers Reassurance Corp.	290.2	A-	302.8	A-
RGA Reinusrance Co.	228.2	A+	221.2	A+
The Canada Life Assurance Company	219.1	A+	216.4	A+
XL Life Ltd.	183.0	A-	180.4	A-
Scottish Re (U.S.), Inc.	179.9	NR(1)	197.5	E
(1)
Scottish Re (U.S.), Inc. is not rated as of December 31, 2011.